Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (4,487,358)	$ (2,631,928)	$ (38,826,762)	$ (14,417,786)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash expense for share-based compensation	2,158,749		20,869,721
Non-cash expense for share issued for service providers			1,000,000
Non-cash offering costs for convertible note			2,512,000
Non-cash finance cost for debt conversion			340,159
Amortization of discount on convertible bonds				807,860
Depreciation of equipment and software	123,799	142,518	525,295	607,138
Depreciation of right-of-use assets	53,712	41,981	185,107	183,198
Amortization of intangible assets	385,139	831,392	2,186,175	3,200,843
Reversal of provision for doubtful debts			143,748
Impairment loss on receivables			3,158,042
Gain on disposal of subsidiaries			(21,738,102)
Goodwill impairment			14,941,955
Deferred income taxes	(92,426)	54,704	127,660	494,737
Gain on disposal of fixed assets	401			(36,519)
Unrealized foreign exchange loss/(gain)	328,269	(124,690)	(659,467)	(65,981)
Changes in operating assets and liabilities:
Accounts receivable	33,923	(110,270)	140,559	605,202
Prepayments to remittance agents			98,603	(45,631)
Amounts due to immediate holding company	23,766		(393,227)	(391,432)
Amounts due from related parties	(3,652)		4,183,438	(5,348,525)
Prepayments, receivables and other assets	(4,918,772)	9,477,057	7,980,401	2,502,972
Escrow money payable		218,542	10,386	80,006
Client money payable		146,847	(416,711)	(1,593,194)
Accounts payable, accruals and other payables	(4,068,655)	(7,014,740)	14,220,717	(4,827,110)
Interest payable on convertible bonds		952,736
Amount due from a director	729,198
Amounts due to related parties	8,245,995	(2,205,121)	(6,925,748)	3,149,825
Lease liabilities			(213,709)	(192,097)
Net cash (used in)/provided by operating activities	(1,487,912)	(220,972)	3,450,240	(15,286,494)
Cash flows from investing activities:
Purchases of property, plant and equipment	(175,158)	(12,058)	(576,674)	(291,856)
Proceed received from disposal of property, plant and equipment	596			36,679
Decrease in short-term investments		615		1,700,000
Cash acquired from business combination			43,508
Acquisition of a subsidiary			(31,868)
Net cash provided by/(used in) investing activities	(174,562)	(11,443)	(565,034)	1,444,823
Cash flows from financing activities:
Proceeds from borrowings		639,210	640,935	1,251,752
Repayment of borrowings		(95,742)	(221,258)	(2,212,067)
Proceeds from receivable factoring	433,287	586,789	2,030,659	2,210,415
Repayment of receivable factoring	(218,974)	(610,559)	(2,183,787)	(2,447,748)
Payment of principal elements of lease liabilities	(65,286)	(46,295)
Payment of interest elements of lease liabilities	(7,416)	(2,952)
Proceeds from convertible bonds			1,750,000
Net cash used in financing activities	141,611	470,451	2,016,549	(1,197,648)
Net (decrease)/increase in cash and cash equivalents	(1,520,863)	238,036	4,901,755	(15,039,319)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	63,862,139	58,960,384	58,960,384	73,999,703
Cash and cash equivalents, restricted cash and escrow money receivable at end of year	62,341,276	59,198,420	63,862,139	58,960,384		$ 73,999,703
Supplemental disclosure of cash flow information:
Income taxes received/(paid)	(140,905)	(15,825)	(445,530)	761,333
Interest paid	$ (48,773)	(346,270)	(1,073,407)	(1,819,174)
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss				(14,417,786)		(15,725,713)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds				807,860		3,438,950	[1]
Depreciation of equipment and software				607,138		701,262	[1]
Depreciation of right-of-use assets				183,198		170,443	[1]
Amortization of intangible assets				3,200,843		3,525,388	[1]
Step acquisition of a subsidiary						(2,129,515)	[1]
Gain on disposal of fixed assets				(36,519)			[1]
Deferred income taxes				494,737		113,782	[1]
Unrealized foreign exchange loss/(gain)				(65,981)		543,277	[1]
Changes in operating assets and liabilities:
Accounts receivable				605,202		255,732	[1]
Prepayments to remittance agents				(45,631)			[1]
Amounts due to immediate holding company				(391,432)			[1]
Amounts due from related parties				(5,348,525)		(3,418,880)	[1]
Prepayments, receivables and other assets				2,502,972		(5,796,690)	[1]
Escrow money payable				80,006		94,918	[1]
Client money payable				(1,593,194)		544,998	[1]
Accounts payable, accruals and other payables				(4,827,110)		(12,249,700)	[1]
Amounts due to related parties				3,149,825		38,769,225	[1]
Lease liabilities				(192,097)		(155,561)	[1]
Net cash (used in)/provided by operating activities				(15,286,494)		8,681,916	[1]
Cash flows from investing activities:
Purchases of property, plant and equipment				(291,856)		(532,332)	[1]
Proceed received from disposal of property, plant and equipment				36,679			[1]
Decrease in short-term investments				1,700,000			[1]
Acquisition of a subsidiary						(200,000)	[1]
Net cash provided by/(used in) investing activities				1,444,823		(732,332)	[1]
Cash flows from financing activities:
Dividend paid						(1,912,014)	[1]
Proceeds from borrowings				1,251,752		1,481,263	[1]
(Decrease) increase in bank overdrafts						(27,861)	[1]
Repayment of borrowings				(2,212,067)		(2,242,961)	[1]
Repayment of convertible bonds						(3,500,000)	[1]
Proceeds from receivable factoring				2,210,415		3,230,844	[1]
Repayment of receivable factoring				(2,447,748)		(2,796,291)	[1]
Net cash used in financing activities				(1,197,648)		(5,767,020)	[1]
Net (decrease)/increase in cash and cash equivalents				(15,039,319)		2,182,564	[1]
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year		58,960,384	58,960,384	73,999,703	[1]	71,817,139	[1]
Cash and cash equivalents, restricted cash and escrow money receivable at end of year				58,960,384		73,999,703	[1]
Supplemental disclosure of cash flow information:
Income taxes received/(paid)				761,333		(1,203,790)	[1]
Interest paid				(1,819,174)		(1,351,939)	[1]
InFint Acquisition Corporation [Member]
Cash flows from operating activities:
Net loss				3,147,500		(1,111,964)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on securities held in Trust Account				(5,175,207)		(2,932,192)
Changes in operating assets and liabilities:
Prepaid insurance				94,553		509,554
Accrued expenses				1,190,376		2,711,299
Accrued expenses - related party				189,820		66,587
Net cash (used in)/provided by operating activities				(552,958)		(756,716)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption				133,124,975
Investment of cash in Trust Account				(2,540,000)		(2,999,982)
Net cash provided by/(used in) investing activities				130,584,975		(2,999,982)
Cash flows from financing activities:
Redemption of Class A ordinary shares				(133,124,975)
Contribution for extension				2,540,000		2,999,982
Proceeds from working capital loan- related party				325,000
Net cash used in financing activities				(130,259,975)		2,999,982
Net (decrease)/increase in cash and cash equivalents				(227,958)		(756,716)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year		$ 43,509	$ 43,509	271,467		1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at end of year				43,509		271,467
Non-cash investing and financing activities:
Accretion of Class A ordinary shares to redemption value				$ 7,715,207		$ 5,934,098

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.